LEASE - Undiscounted cash flows of the Group's leases (Details) - HKD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Undiscounted cash flows of the leases to the present value of its operating lease payments
2024	$ 116,684
2025	104,637
2026	24,745
2027	2,048
Total undiscounted operating lease payments	248,114
Less: imputed interest	(10,097)
Present value of operating lease liabilities	$ 238,017	$ 211,143